Distribution Date:	01/18/24	Wells Fargo Commercial Mortgage Trust 2018-C46
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C46

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			301 South College Street | Charlotte, NC 28288-0166 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001QAQ4	3.157000%	14,029,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001QAR2	4.058000%	147,143,000.00	36,353,363.19	195,306.64	122,934.96	0.00	0.00	318,241.60	36,158,056.55	36.42%	30.00%
A-SB	95001QAS0	4.086000%	24,040,000.00	22,520,820.22	364,636.66	76,683.39	0.00	0.00	441,320.05	22,156,183.56	36.42%	30.00%
A-3	95001QAT8	3.888000%	115,000,000.00	115,000,000.00	0.00	372,600.00	0.00	0.00	372,600.00	115,000,000.00	36.42%	30.00%
A-4	95001QAU5	4.152000%	184,264,000.00	184,264,000.00	0.00	637,553.44	0.00	0.00	637,553.44	184,264,000.00	36.42%	30.00%
A-S	95001QAX9	4.382000%	56,234,000.00	56,234,000.00	0.00	205,347.82	0.00	0.00	205,347.82	56,234,000.00	26.42%	21.88%
B	95001QAY7	4.633000%	31,145,000.00	31,145,000.00	0.00	120,245.65	0.00	0.00	120,245.65	31,145,000.00	20.88%	17.38%
C	95001QAZ4	5.135860%	32,010,000.00	32,010,000.00	0.00	136,999.07	0.00	0.00	136,999.07	32,010,000.00	15.19%	12.75%
D	95001QAC5	3.000000%	20,840,000.00	20,840,000.00	0.00	52,100.00	0.00	0.00	52,100.00	20,840,000.00	11.49%	9.74%
ERR	95001QAE1	5.135860%	16,361,000.00	16,361,000.00	0.00	70,023.17	0.00	0.00	70,023.17	16,361,000.00	8.58%	7.38%
FRR	95001QAG6	5.135860%	12,977,000.00	12,977,000.00	0.00	55,540.05	0.00	0.00	55,540.05	12,977,000.00	6.27%	5.50%
GRR	95001QAJ0	5.135860%	10,382,000.00	10,382,000.00	0.00	44,433.75	0.00	0.00	44,433.75	10,382,000.00	4.42%	4.00%
HRR	95001QAL5	5.135860%	27,684,550.00	24,883,547.45	0.00	56,740.86	0.00	0.00	56,740.86	24,883,547.45	0.00%	0.00%
R	95001QAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,109,550.00	562,970,730.86	559,943.30	1,951,202.16	0.00	0.00	2,511,145.46	562,410,787.56

X-A	95001QAV3	1.082324%	484,476,000.00	358,138,183.41	0.00	323,017.85	0.00	0.00	323,017.85	357,578,240.11
X-B	95001QAW1	0.486260%	119,389,000.00	119,389,000.00	0.00	48,378.45	0.00	0.00	48,378.45	119,389,000.00
X-D	95001QAA9	2.135860%	20,840,000.00	20,840,000.00	0.00	37,092.77	0.00	0.00	37,092.77	20,840,000.00
Notional SubTotal			624,705,000.00	498,367,183.41	0.00	408,489.07	0.00	0.00	408,489.07	497,807,240.11

Deal Distribution Total					559,943.30	2,359,691.23	0.00	0.00	2,919,634.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001QAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001QAR2	247.06145172	1.32732539	0.83547950	0.00000000	0.00000000	0.00000000	0.00000000	2.16280489	245.73412633
A-SB	95001QAS0	936.80616556	15.16791431	3.18982488	0.00000000	0.00000000	0.00000000	0.00000000	18.35773918	921.63825125
A-3	95001QAT8	1,000.00000000	0.00000000	3.24000000	0.00000000	0.00000000	0.00000000	0.00000000	3.24000000	1,000.00000000
A-4	95001QAU5	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
A-S	95001QAX9	1,000.00000000	0.00000000	3.65166661	0.00000000	0.00000000	0.00000000	0.00000000	3.65166661	1,000.00000000
B	95001QAY7	1,000.00000000	0.00000000	3.86083320	0.00000000	0.00000000	0.00000000	0.00000000	3.86083320	1,000.00000000
C	95001QAZ4	1,000.00000000	0.00000000	4.27988347	0.00000000	0.00000000	0.00000000	0.00000000	4.27988347	1,000.00000000
D	95001QAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
ERR	95001QAE1	1,000.00000000	0.00000000	4.27988326	0.00000000	0.00000000	0.00000000	0.00000000	4.27988326	1,000.00000000
FRR	95001QAG6	1,000.00000000	0.00000000	4.27988364	0.00000000	0.00000000	0.00000000	0.00000000	4.27988364	1,000.00000000
GRR	95001QAJ0	1,000.00000000	0.00000000	4.27988345	0.00000000	0.00000000	0.00000000	0.00000000	4.27988345	1,000.00000000
HRR	95001QAL5	898.82434246	0.00000000	2.04954966	1.79731366	47.39132440	0.00000000	0.00000000	2.04954966	898.82434246
R	95001QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001QAV3	739.22791513	0.00000000	0.66673654	0.00000000	0.00000000	0.00000000	0.00000000	0.66673654	738.07214415
X-B	95001QAW1	1,000.00000000	0.00000000	0.40521698	0.00000000	0.00000000	0.00000000	0.00000000	0.40521698	1,000.00000000
X-D	95001QAA9	1,000.00000000	0.00000000	1.77988340	0.00000000	0.00000000	0.00000000	0.00000000	1.77988340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/23 - 12/30/23	30	0.00	122,934.96	0.00	122,934.96	0.00	0.00	0.00	122,934.96	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	76,683.39	0.00	76,683.39	0.00	0.00	0.00	76,683.39	0.00
A-3	12/01/23 - 12/30/23	30	0.00	372,600.00	0.00	372,600.00	0.00	0.00	0.00	372,600.00	0.00
A-4	12/01/23 - 12/30/23	30	0.00	637,553.44	0.00	637,553.44	0.00	0.00	0.00	637,553.44	0.00
X-A	12/01/23 - 12/30/23	30	0.00	323,017.85	0.00	323,017.85	0.00	0.00	0.00	323,017.85	0.00
X-B	12/01/23 - 12/30/23	30	0.00	48,378.45	0.00	48,378.45	0.00	0.00	0.00	48,378.45	0.00
X-D	12/01/23 - 12/30/23	30	0.00	37,092.77	0.00	37,092.77	0.00	0.00	0.00	37,092.77	0.00
A-S	12/01/23 - 12/30/23	30	0.00	205,347.82	0.00	205,347.82	0.00	0.00	0.00	205,347.82	0.00
B	12/01/23 - 12/30/23	30	0.00	120,245.65	0.00	120,245.65	0.00	0.00	0.00	120,245.65	0.00
C	12/01/23 - 12/30/23	30	0.00	136,999.07	0.00	136,999.07	0.00	0.00	0.00	136,999.07	0.00
D	12/01/23 - 12/30/23	30	0.00	52,100.00	0.00	52,100.00	0.00	0.00	0.00	52,100.00	0.00
ERR	12/01/23 - 12/30/23	30	0.00	70,023.17	0.00	70,023.17	0.00	0.00	0.00	70,023.17	0.00
FRR	12/01/23 - 12/30/23	30	0.00	55,540.05	0.00	55,540.05	0.00	0.00	0.00	55,540.05	0.00
GRR	12/01/23 - 12/30/23	30	0.00	44,433.75	0.00	44,433.75	0.00	0.00	0.00	44,433.75	0.00
HRR	12/01/23 - 12/30/23	30	1,256,870.41	106,498.68	0.00	106,498.68	49,757.82	0.00	0.00	56,740.86	1,312,007.49
Totals			1,256,870.41	2,409,449.05	0.00	2,409,449.05	49,757.82	0.00	0.00	2,359,691.23	1,312,007.49

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	Additional Information
Total Available Distribution Amount (1)	2,919,634.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,419,744.33	Master Servicing Fee	3,921.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,654.76
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	242.39
ARD Interest	0.00	Operating Advisor Fee	992.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,419,744.33	Total Fees	10,295.25

Principal		Expenses/Reimbursements
Scheduled Principal	460,694.33	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	36,929.01
Principal Prepayments	(99,248.97)	Special Servicing Fees (Monthly)	12,515.20
Collection of Principal after Maturity Date	99,248.97	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	313.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	99,248.97	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	559,943.30	Total Expenses/Reimbursements	49,757.82

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,359,691.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	559,943.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,919,634.53
Total Funds Collected	2,979,687.63	Total Funds Distributed	2,979,687.60

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	562,970,730.86	562,970,730.86	Beginning Certificate Balance	562,970,730.86
(-) Scheduled Principal Collections	460,694.33	460,694.33	(-) Principal Distributions	559,943.30
(-) Unscheduled Principal Collections	99,248.97	99,248.97	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	562,410,787.56	562,410,787.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	563,099,016.65	563,099,016.65	Ending Certificate Balance	562,410,787.56
Ending Actual Collateral Balance	562,666,982.03	562,666,982.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP	Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP
2,000,000 or less	1	1,800,000.00	0.32%	54	4.9450	4.239000	Unknown	2	23,452,779.42	4.17%	(8)	4.5993	NAP
2,000,001 to 3,000,000	1	2,690,000.00	0.48%	55	5.1100	1.887600	1.30 or less	5	47,609,738.03	8.47%	44	5.4331	0.976694
3,000,001 to 4,000,000	3	9,907,811.98	1.76%	54	5.3122	1.749598	1.31 to 1.40	4	52,493,197.78	9.33%	32	5.4746	1.367270
4,000,001 to 5,000,000	3	13,728,224.47	2.44%	34	5.4529	1.285844	1.41 to 1.50	2	13,913,901.09	2.47%	55	5.6995	1.441810
5,000,001 to 6,000,000	1	5,693,095.59	1.01%	51	5.3000	1.296900	1.51 to 1.75	8	103,843,249.63	18.46%	54	5.0005	1.591305
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.25	9	146,621,055.47	26.07%	32	4.8919	1.904665
7,000,001 to 8,000,000	2	15,469,193.86	2.75%	55	5.0906	1.989441	2.26 to 2.75999	5	50,061,190.98	8.90%	54	4.8867	2.459986
8,000,001 to 9,000,000	3	25,178,245.39	4.48%	36	5.4334	1.364182	2.76 to 3	2	30,458,732.41	5.42%	52	4.2232	2.855398
9,000,001 to 10,000,000	2	18,500,000.00	3.29%	55	5.2330	0.700086	3.01 or greater	2	56,422,161.83	10.03%	54	4.9014	3.397433
10,000,001 to 15,000,000	13	158,396,189.90	28.16%	54	5.0251	1.923568	Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639
15,000,001 to 20,000,000	6	110,891,083.62	19.72%	23	4.8209	1.572243
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	3	108,000,000.00	19.20%	34	4.8952	1.744534
50,000,001 or greater	1	54,622,161.83	9.71%	54	4.9000	3.369700
Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	37,534,780.92	6.67%	54	5.0022	NAP
							Defeased	5	37,534,780.92	6.67%	54	5.0022	NAP
Alabama	2	28,524,642.89	5.07%	54	5.2028	1.688702
							Industrial	4	30,392,448.52	5.40%	54	4.9438	1.916233
Arizona	1	4,351,208.52	0.77%	55	5.1700	2.392200
							Lodging	5	90,404,000.66	16.07%	49	5.1033	2.744906
Arkansas	1	12,176,290.09	2.17%	55	4.6900	1.817100
							Mixed Use	1	9,350,000.00	1.66%	55	5.4200	0.021700
California	7	79,145,070.86	14.07%	54	4.8041	1.988551
							Multi-Family	5	33,991,110.66	6.04%	54	5.3205	1.485943
Colorado	1	8,020,601.63	1.43%	(5)	5.8900	1.031600
							Office	7	116,733,177.80	20.76%	23	5.0668	1.826954
Connecticut	1	23,105,078.61	4.11%	(8)	5.9900	1.398600
							Retail	20	244,005,268.77	43.39%	45	4.8562	1.878757
Florida	6	55,302,040.81	9.83%	54	4.9635	1.520722
							Totals	47	562,410,787.56	100.00%	43	4.9916	1.850639
Georgia	2	6,624,919.26	1.18%	54	5.0407	1.903065

Illinois	1	8,233,714.01	1.46%	54	5.0900	1.368300

Maryland	2	38,282,892.72	6.81%	(1)	4.9823	1.741510

Michigan	1	10,631,008.37	1.89%	55	5.6500	1.442400

Nevada	2	46,000,000.00	8.18%	52	4.8267	2.113209

New Mexico	1	7,490,777.89	1.33%	55	5.3150	2.318600

New York	4	35,493,095.59	6.31%	53	5.1775	1.531345

North Carolina	3	80,425,487.26	14.30%	54	4.9226	3.015642

Oklahoma	1	18,830,000.00	3.35%	55	5.3100	1.776200

Tennessee	1	970,000.00	0.17%	55	5.1100	1.887600

Texas	1	7,978,415.97	1.42%	55	4.8800	1.680400

Virginia	4	53,290,761.93	9.48%	11	4.4980	1.876382

Totals	47	562,410,787.56	100.00%	43	4.9916	1.850639

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP	Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP
	4.250% or less	1	19,858,732.41	3.53%	51	3.8940	2.850700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	37,092,867.44	6.60%	(8)	4.2580	0.984911	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	25,176,290.09	4.48%	54	4.6693	2.236487	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	225,637,692.21	40.12%	44	4.8859	2.279679	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	11	91,157,618.82	16.21%	55	5.1125	1.692662	49 months or greater	39	524,876,006.64	93.33%	42	4.9908	1.875979
	5.251% to 5.500%	7	80,913,224.11	14.39%	54	5.3550	1.388371	Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639
	5.501% to 5.750%	1	10,631,008.37	1.89%	55	5.6500	1.442400
	5.751% or more	4	34,408,573.19	6.12%	(1)	5.9543	1.129163
	Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP	Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP
	84 months or less	39	524,876,006.64	93.33%	42	4.9908	1.875979	Interest Only	24	366,523,893.65	65.17%	48	4.9156	2.094577
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	15	158,352,112.99	28.16%	28	5.1649	1.370008
	Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	37,534,780.92	6.67%	54	5.0022	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	464,678,060.36	82.62%	48	4.9996	1.984753
	13 months to 24 months	2	36,745,166.86	6.53%	(8)	5.1293	1.697774
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	2	23,452,779.42	4.17%	(8)	4.5993	NAP
	Totals	43	562,410,787.56	100.00%	43	4.9916	1.850639
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	610945832	LO	Charlotte	NC	Actual/360	4.900%	230,733.27	61,166.43	0.00	N/A	07/11/28	--	54,683,328.26	54,622,161.83	01/11/24
2	883100854	RT	Fairfax	VA	Actual/360	4.258%	67,235.66	76,172.49	0.00	N/A	05/10/23	11/10/23	18,337,276.46	18,261,103.97	01/10/24
2A	883100855				Actual/360	4.258%	69,336.78	78,552.89	0.00	N/A	05/10/23	11/10/23	18,910,316.36	18,831,763.47	01/10/24
3	310946189	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	01/11/24
4	600944524	OF	Silver Spring	MD	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	07/11/23	--	35,000,000.00	35,000,000.00	01/11/24
5	310944713	RT	Las Vegas	NV	Actual/360	4.896%	139,136.52	0.00	0.00	N/A	05/11/28	--	33,000,000.00	33,000,000.00	01/11/24
7	307331065	OF	Hartford	CT	Actual/360	5.990%	95,465.79	24,034.41	0.00	N/A	05/06/23	--	18,508,097.30	18,484,062.89	09/06/23
7A	307331066				Actual/360	5.990%	23,866.45	6,008.60	0.00	N/A	05/06/23	--	4,627,024.55	4,621,015.95	09/06/23
9	883100910	OF	Sunnyvale	CA	Actual/360	3.894%	66,681.56	27,582.96	0.00	N/A	04/06/28	--	19,886,315.37	19,858,732.41	01/06/24
10	301741321	RT	Owasso	OK	Actual/360	5.310%	86,100.18	0.00	0.00	N/A	08/06/28	--	18,830,000.00	18,830,000.00	01/06/24
11	307331081	RT	Florence	AL	Actual/360	5.330%	76,418.19	24,429.42	0.00	N/A	07/06/28	--	16,649,850.30	16,625,420.88	01/06/24
12	883100893	RT	Harrisonburg	VA	Actual/360	5.040%	62,912.09	17,978.25	0.00	N/A	08/06/28	--	14,495,872.74	14,477,894.49	01/06/24
13	301741310	RT	Charlotte	NC	Actual/360	4.790%	59,698.38	16,513.20	0.00	N/A	08/06/28	--	14,473,309.07	14,456,795.87	01/06/24
14	301741306	MF	New York	NY	Actual/360	5.455%	65,763.06	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	01/06/24
15	310944779	RT	Ardsley	NY	Actual/360	4.880%	58,831.11	0.00	0.00	N/A	06/11/28	--	14,000,000.00	14,000,000.00	01/11/24
18	307331071	RT	Henderson	NV	Actual/360	4.650%	52,054.17	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	01/06/24
19	301741322	OF	Huntsville	AL	Actual/360	5.025%	51,568.62	18,416.95	0.00	N/A	08/06/28	--	11,917,638.96	11,899,222.01	01/06/24
21	883100882	OF	Glendale	AZ	Actual/360	4.970%	51,609.70	15,264.01	0.00	N/A	07/06/28	04/06/28	12,059,123.44	12,043,859.43	01/06/24
22	307331075	LO	Rocky Mount	NC	Actual/360	5.200%	50,884.28	17,205.47	0.00	N/A	06/06/28	--	11,363,735.03	11,346,529.56	01/06/24
23	300571857	RT	Conway	AR	Actual/360	4.690%	49,232.76	14,226.76	0.00	N/A	08/06/28	--	12,190,516.85	12,176,290.09	01/06/24
24	301741314	OF	Pontiac	MI	Actual/360	5.650%	51,793.79	14,588.33	0.00	N/A	08/06/28	--	10,645,596.70	10,631,008.37	01/06/24
25	410944788	OF	Orlando	FL	Actual/360	5.140%	46,748.65	15,973.53	0.00	N/A	08/11/28	--	10,562,014.34	10,546,040.81	12/11/23
26	410945984	IN	Fremont	CA	Actual/360	4.890%	45,373.20	12,939.90	0.00	N/A	07/11/28	--	10,775,348.60	10,762,408.70	01/11/24
27	410944937	RT	Scotts Valley	CA	Actual/360	4.840%	44,178.44	0.00	0.00	N/A	08/11/28	--	10,600,000.00	10,600,000.00	01/11/24
28	310945589	RT	Costa Mesa	CA	Actual/360	5.190%	46,926.25	0.00	0.00	N/A	08/11/28	--	10,500,000.00	10,500,000.00	01/11/24
29	301741303	MF	Dallas	TX	Actual/360	5.240%	45,793.17	12,123.20	0.00	N/A	07/06/28	--	10,148,696.06	10,136,572.86	01/06/24
30	300571833	MH	Various	Various	Actual/360	4.610%	39,402.18	11,922.04	0.00	N/A	06/06/28	03/06/28	9,925,677.04	9,913,755.00	01/06/24
31	307331079	LO	Merced	CA	Actual/360	5.340%	41,095.03	13,010.72	0.00	N/A	08/06/28	--	8,936,940.47	8,923,929.75	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	307331080	MU	San Francisco	CA	Actual/360	5.420%	43,638.53	0.00	0.00	N/A	08/06/28	--	9,350,000.00	9,350,000.00	04/06/20
33	883100892	MF	Los Angeles	CA	Actual/360	5.042%	39,726.76	0.00	0.00	N/A	08/06/28	--	9,150,000.00	9,150,000.00	01/06/24
34	301741319	IN	McKinney	TX	Actual/360	4.880%	33,580.39	12,685.70	0.00	N/A	08/06/28	--	7,991,101.67	7,978,415.97	01/06/24
35	301741311	LO	Centennial	CO	Actual/360	5.890%	40,733.24	10,488.11	0.00	N/A	08/06/23	--	8,031,089.74	8,020,601.63	01/06/24
36	307331077	IN	Arlington Heights	IL	Actual/360	5.090%	36,133.69	10,235.99	0.00	N/A	07/06/28	--	8,243,950.00	8,233,714.01	01/06/24
37	301741313	LO	Albuquerque	NM	Actual/360	5.315%	34,330.37	10,168.55	0.00	N/A	08/06/28	--	7,500,946.44	7,490,777.89	01/06/24
39	307331060	OF	Albany	NY	Actual/360	5.300%	26,042.45	13,100.63	0.00	N/A	04/06/28	--	5,706,196.22	5,693,095.59	01/06/24
41	883100895	SS	Garden City	GA	Actual/360	5.345%	25,070.19	6,323.07	0.00	N/A	08/06/28	05/06/28	5,446,916.70	5,440,593.63	01/06/24
42	410946058	RT	Various	FL	Actual/360	5.190%	21,255.36	0.00	0.00	N/A	08/11/28	--	4,756,000.00	4,756,000.00	01/11/24
43	410945851	MF	Buckeye	AZ	Actual/360	5.170%	19,391.60	4,550.99	0.00	N/A	08/11/28	--	4,355,759.51	4,351,208.52	01/11/24
44	410945891	IN	Atlanta	GA	Actual/360	4.910%	14,472.48	5,054.07	0.00	N/A	07/11/28	--	3,422,963.91	3,417,909.84	01/11/24
45	307331074	MF	Salisbury	MD	Actual/360	5.860%	16,587.93	4,377.64	0.00	N/A	06/06/28	--	3,287,270.36	3,282,892.72	01/06/24
46	307331076	MF	Smyrna	GA	Actual/360	5.180%	14,326.67	4,848.99	0.00	N/A	07/06/28	--	3,211,858.41	3,207,009.42	01/06/24
48	410946061	RT	Various	Various	Actual/360	5.110%	11,836.75	0.00	0.00	N/A	08/11/28	--	2,690,000.00	2,690,000.00	01/11/24
49	410939455	RT	East Hampton	NY	Actual/360	4.945%	7,664.75	0.00	0.00	N/A	07/11/28	--	1,800,000.00	1,800,000.00	01/11/24
Totals							2,419,744.33	559,943.30	0.00				562,970,730.86	562,410,787.56
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,563,375.14	11,223,794.02	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,587,553.00	15,869,013.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,452,938.67	4,822,910.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,121,739.12	1,719,221.02	01/01/23	06/30/23	11/13/23	8,750,000.00	0.00	0.00	0.00	0.00	0.00
5	11,890,802.01	9,181,429.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,426,691.56	0.00	--	--	11/06/23	2,884,319.29	44,115.66	104,378.55	435,660.76	0.00	0.00
7A	0.00	0.00	--	--	11/06/23	721,079.82	11,028.92	26,094.63	108,915.16	0.00	0.00
9	38,605,325.00	15,008,587.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,932,068.44	1,506,156.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,842,289.00	1,302,876.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,996,466.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,487,731.58	1,420,106.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	903,634.21	952,646.21	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,218,247.46	857,764.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,603,975.49	1,273,846.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,342,607.13	1,663,658.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,714,030.35	1,905,075.74	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,674,487.34	3,338,410.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,377,749.56	1,034,714.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,090,672.65	769,977.70	01/01/23	09/30/23	--	0.00	8,360.51	62,049.48	62,049.48	0.00	0.00
26	1,859,385.90	1,327,294.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,634,458.51	1,181,216.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	887,218.00	665,038.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,364,289.95	1,205,157.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	16,434.12	01/01/23	06/30/23	11/13/23	3,934,808.17	187,635.26	25,137.87	1,739,126.92	405,551.86	0.00
33	650,386.00	493,923.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	890,097.43	734,019.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	657,801.62	772,183.25	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	833,246.41	633,601.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,507,403.29	1,399,845.54	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	846,845.49	507,364.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	364,795.39	288,860.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,865.80	0.00
43	563,338.37	437,523.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	502,469.00	393,534.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	346,160.68	185,340.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	396,142.35	299,604.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	265,640.35	199,230.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	384,645.96	287,928.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	130,790,242.41	86,874,756.49				16,290,207.28	251,140.35	217,660.53	2,345,752.32	408,417.66	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	883100854	48,861.03	Partial Liquidation (Curtailment)	0.00	0.00
2A	883100855	50,387.94	Partial Liquidation (Curtailment)	0.00	0.00
Totals		99,248.97		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	1	35,000,000.00	2	99,248.97	0	0.00	4.991560%	4.920284%	43
12/15/23	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.991424%	4.920112%	44
11/17/23	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	1	10,579,421.33	0	0.00	0	0.00	4.991422%	4.923676%	45
10/17/23	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.991415%	4.918972%	46
09/15/23	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.991413%	4.918966%	47
08/17/23	0	0.00	0	0.00	1	9,350,000.00	3	48,106,063.96	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.991406%	4.918956%	48
07/17/23	0	0.00	0	0.00	1	9,350,000.00	1	10,643,805.15	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.991463%	4.919005%	49
06/16/23	0	0.00	0	0.00	1	9,350,000.00	1	10,660,863.30	1	9,350,000.00	0	0.00	0	0.00	1	13,000,000.00	4.994578%	4.937754%	49
05/17/23	0	0.00	0	0.00	2	20,026,330.85	1	10,676,330.85	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.995943%	4.950324%	49
04/17/23	0	0.00	0	0.00	2	20,043,250.27	1	10,693,250.27	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.001911%	4.956543%	49
03/17/23	0	0.00	0	0.00	2	20,058,575.11	1	10,708,575.11	1	9,350,000.00	0	0.00	0	0.00	1	12,700,000.00	5.001978%	4.956595%	50
02/17/23	0	0.00	1	10,728,407.50	1	9,350,000.00	3	10,728,407.50	1	9,350,000.00	0	0.00	0	0.00	2	32,100,000.00	5.006834%	4.977510%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	307331065	09/06/23	3	5	104,378.55	435,660.76	0.00	18,587,645.46	05/17/23	2
7A	307331066	09/06/23	3	5	26,094.63	108,915.16	0.00	4,646,911.36	05/17/23	0
25	410944788	12/11/23	0	B	62,049.48	62,049.48	0.00	10,562,014.34
32	307331080	04/06/20	44	6	25,137.87	1,739,126.92	965,110.87	9,350,000.00	07/17/20	7			06/17/21
Totals					217,660.53	2,345,752.32	965,110.87	43,146,571.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		103,218,548	80,113,469	23,105,079		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		459,192,240	449,842,240	0		9,350,000
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	562,410,788	529,955,709	0	0	23,105,079	9,350,000
Dec-23	562,970,731	530,485,609	0	0	23,135,122	9,350,000
Nov-23	563,479,611	495,959,465	0	35,000,000	23,170,146	9,350,000
Oct-23	563,936,105	496,386,200	0	0	58,199,905	9,350,000
Sep-23	564,440,903	496,856,282	0	0	58,234,621	9,350,000
Aug-23	564,893,132	459,801,264	0	0	58,263,998	46,827,870
Jul-23	565,281,731	497,638,508	0	0	58,293,224	9,350,000
Jun-23	568,349,055	535,671,593	0	0	23,327,462	9,350,000
May-23	589,166,680	508,138,838	0	0	71,677,842	9,350,000
Apr-23	595,518,870	575,475,619	0	0	0	20,043,250
Mar-23	595,833,451	575,774,876	0	0	0	20,058,575
Feb-23	608,954,938	588,876,530	0	0	0	20,078,408
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100854	18,261,103.97	18,309,965.00	545,600,000.00	02/03/18	14,736,633.16	2.00060	09/30/22	05/10/23	291
2A	883100855	18,831,763.47	18,882,151.41	545,600,000.00	02/03/18			--	05/10/23	291
4	600944524	35,000,000.00	35,000,000.00	56,900,000.00	05/30/18	1,534,469.52	1.76980	06/30/23	07/11/23	I/O
7	307331065	18,484,062.89	18,587,645.46	46,200,000.00	06/22/23	5,543,805.56	1.39860	12/31/22	05/06/23	288
7A	307331066	4,621,015.95	4,646,911.36		--			--	05/06/23	288
32	307331080	9,350,000.00	9,350,000.00	9,300,000.00	08/17/23	5,698.62	0.02170	06/30/23	08/06/28	I/O
35	301741311	8,020,601.63	8,020,601.63	13,900,000.00	06/25/19	634,086.01	1.03160	09/30/23	08/06/23	294
Totals		112,568,547.91	112,797,274.86	1,217,500,000.00		22,454,692.87

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	883100854	RT	VA	03/01/23	2

The Loan transferred to Special on 2/28/23 due to the foreseeable future default associated with the Loans 5/10/23 maturity. The Loan has a UPB of $242.2MM and is a 1st mortgage secured by the fee interest in 779,949 SF of retail space at

Fair Oaks Mall, a Class A, two-story, 1.5MM SF mall located in Fairfax, VA. The Loan originated 4/27/18 as a $260.0MM 1st mgt. loan and consists of six A-notes, spread over five CMBS pools. The A-Notes had an initial UPB of $175.0MM and two B-notes had an initial UPB of $85.0MM. Pre-Negotiation agreement executed. The Borrower has requested a 4-year extension of the Loans maturity and a conversion to interest only, with excess funds available for TIs and Cap. Ex.

The Borrowers plan to increase the propertys long term future value not in line with long-term extension. Borrower agreed to a 6-month extension. Negotiations underway on longer term extension that will increase the Borrowers

	commitment to the property and motivate the Borrower to stabilize the property and increase the collateral's value.
2A	883100855	Various	Various	03/01/23	2

The Loan transferred to Special on 2/28/23 due to the foreseeable future default associated with the Loans 5/10/23 maturity. The Loan has a UPB of $242.2MM and is a 1st mortgage secured by the fee interest in 779,949 SF of retail space at

Fair OaksMall, a Class A, two-story, 1.5MM SF mall located in Fairfax, VA. The Loan originated 4/27/18 as a $260.0MM 1st mgt. loan and consists of six A-notes, spread over five CMBS pools. The A-Notes had an initial UPB of $175.0MM and two B-notes had an initial UPB o f $85.0MM. Pre-Negotiation agreement executed. The Borrower has requested a 4-year extension of the Loans maturity and a conversion to interest only, with excess funds available for TIs and Cap. Ex. The

Borrowers plan to increase the propertys long ter m future value not in line with long-term extension. Borrower agreed to a 6-month extension. Negotiations underway on longer term extension that will increase the Borrowers commitment to the

	property and motivate the Borrower to stabilize the property and increase the collateral's value.
4	600944524	OF	MD	07/03/23	9

Lender and Borrower entered into a Loan modification and extension agreement. Key terms of the Agreement are as follows: (i) the Maturity date was extended to 7/11/2026, (ii) The Loan will continue to accrue interest at the rate of 4.90% and remain i nterest-only through Maturity, (iii) the Guarantor is obligated on a recourse basis for all of the remaining interest accruing on the Loan through the Maturity at an interest rate of 4.90%; however, Borrower can repay the loan in full at any time prior to Maturity without any penalty, (iv) at closing, Borrower deposited sufficient funds in the Leasing Reserve to cover future leasing expenses, and (v) 50% of the excess cash flow generated by the Property shall be deposited in

	the Leasing Reserve until the Leasing Reserve balance reaches a certain threshold.The Loan is pending return to master servicing. The Loan transferred to special servicing, effective 7/3/23.
7	307331065	OF	CT	05/17/23	2

Loan transferred on 5/11/23 for Maturity Default after Borrower was unable to pay the Loan off at the 5/6/2023 Maturity Date. Mezz debt iao $10MM is held by Third Point Real Estate. The Loan is secured by Constitution Plaza, a 659,315 SF office complex located on 6.6 acres in downtown Hartford, CT. The Property is 78% occupied as of 05/31/2023. A formal Notice of Default has been sent and Lender has engaged legal counsel. The Borrower is seeking an extension of the maturity date. The Mezz Lender has stated it intends on exercising rights and remedies under their Loan Documents and will be proceeding with their UCC foreclosure. The Lender will dual track foreclosure/receivership action while

	continuing discussions with the Borrower until a resolution is reached.
7A	307331066	Various	Various	05/17/23	0

Loan transferred on 5/11/23 for Maturity Default after Borrower was unable to pay the Loan off at the 5/6/2023 Maturity Date. Mezz debt iao $10MM is held by Third Point Real Estate. The Loan is secured by Constitution Plaza, a 659,315 SF office complex located on 6.6 acres in downtown Hartford, CT. The Property is 78% occupied as of 05/31/2023. A formal Notice of Default has been sent and Lender has engaged legal counsel. The Borrower is seeking an extension of the maturity date. The Mezz Lender has stat ed it intends on exercising rights and remedies under their Loan Documents and will be proceeding with their UCC foreclosure. The Lender will dual track foreclosure/receivership action while continuing

	discussions with the Borrower until aresolution is re ached.
32	307331080	MU	CA	07/17/20	7

Loan was transferred to Special Servicing on 7/17/2020 for payment default. Foreclosure sale occurred 6/8/2021. An REO auction occurred in August 2022 on RealInsight Marketplace and the property failed to trade at the lender's reserve price.

The Special Servicer executed a contract with a local property management company with a significant presence in the San Francisco SRO market to facilitate repositioning the asset. The management responsibilities were transitioned to the replacement manager 05/1/23. The replacement manager is working to execute on a targeted capital expenditure campaign to improve the domiciles and common areas to expedite the lease up of the vacant SRO units.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	301741311	LO	CO	11/17/23	1

Site visit completed 12/22/2023. Following the 11/17/2023 xfer to SS due to imminent maturity default, the PNA was fully executed. The SS is dual tracking loan resolution including, but not limited to, commencing foreclosure and seeking the appointment of a receiver, while the SS evaluates Borrower's request for an extension of the maturity date. The loan matured 8/6/2023, but a Forbearance was agreed to through 12/5/2023. A Notice of Forbearance Termination and Demand for

Payment was sent to the Borrower 12/5/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	600944524	0.00	4.90000%	0.00	4.90000%	1	12/14/23	12/14/23	--
6	883100894	0.00	4.97850%	0.00	4.97850%	8	10/18/21	10/18/21	--
6A	883100897	15,100,000.00	4.97850%	15,100,000.00	4.97850%	8	10/18/21	10/18/21	--
22	307331075	12,013,918.19	5.20000%	11,997,888.75	5.20000%	10	09/04/20	04/06/20	10/13/20
35	301741311	8,437,979.15	5.89000%	8,429,554.76	5.89000%	10	08/04/20	08/06/20	09/11/20
35	301741311	0.00	5.89000%	0.00	5.89000%	10	07/29/20	08/06/20	09/11/20
37	301741313	7,895,749.23	5.31500%	7,887,387.62	5.31500%	10	08/18/20	10/06/20	09/11/20
Totals		43,447,646.57		43,414,831.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	883100894 02/17/23	17,000,000.00	62,900,000.00	20,991,728.24	3,989,743.95	20,989,743.95	17,000,000.00	0.00	0.00	0.00	0.00	0.00%
6A	883100897 02/17/23	15,100,000.00	62,900,000.00	16,404,627.41	1,304,627.41	16,404,627.41	15,100,000.00	0.00	0.00	0.00	0.00	0.00%
8	300571855 11/18/22	24,000,000.00	36,400,000.00	22,374,070.67	1,238,535.00	22,374,070.67	21,135,535.67	2,864,464.33	0.00	63,461.76	2,801,002.57	11.67%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		56,100,000.00	162,200,000.00	59,770,426.32	6,532,906.36	59,768,442.03	53,235,535.67	2,864,464.33	0.00	63,461.76	2,801,002.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	883100894	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A	883100897	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	300571855	04/17/23	0.00	0.00	2,801,002.57	0.00	0.00	47,874.66	0.00	0.00	2,801,002.57
		02/17/23	0.00	0.00	2,753,127.91	0.00	0.00	(47,874.66)	0.00	0.00
		01/18/23	0.00	0.00	2,801,002.57	0.00	0.00	(63,461.76)	0.00	0.00
		11/18/22	0.00	0.00	2,864,464.33	0.00	0.00	2,864,464.33	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,801,002.57	0.00	0.00	2,801,002.57	0.00	0.00	2,801,002.57

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	3,984.38	0.00	0.00	14,865.06	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	996.10	0.00	0.00	3,716.27	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	313.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	18,347.68	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,515.20	0.00	313.61	36,929.01	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,757.82

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Supplemental Notes
None

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